Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	June 30, 2022	December 31, 2021
Equity instruments at fair value through other comprehensive income	797	823
Debt instruments at fair value through other comprehensive income	355	447
Other financial assets at fair value through profit or loss	782	902
Pre-funded pension obligations	482	408
Long-term prepaid expenses (a)	249	59
Long-term loans and advances and other non-current receivables (b)	641	485
Derivative financial instruments	6	3
Total	3,312	3,127
(a) The movement in this item mainly comprises:
–the non-current portion of a $100 million upfront payment made on signature of a research agreement with Exscientia on January 7, 2022 to develop a portfolio of precision-engineered medicines using artificial intelligence; and
–the non-current portion of a $150 million upfront payment made as part of a strategic partnership with IGM Biosciences signed on March 29, 2022, with a view to developing targets in oncology, immunology and inflammation.
(b) As of June 30, 2022, this item includes a receivable under a sub-lease amounting to €184 million, or €244 million before discounting.